Segment Disclosures, Results (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
Cash and cash equivalents		$ 688				$ 16				$ 688	$ 16	$ 19	$ 23
Revenues
Total revenues		319	$ 308	$ 293	$ 300	292	$ 282	$ 275	$ 263	1,220	1,112	600
Operating Income (Loss)		123	$ 127	$ 118	$ 119	97	$ 100	$ 97	$ 99	487	393	164
Segment Reporting Operating Income Loss										514	420	198
Interest and financing costs, net										(191)	(150)	(109)
Equity in earnings of equity method investments										13	7	1
Other Income, net										6	0	0
Identifiable Assets
Total Assets		5,860				5,131				5,860	5,131
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest										315	250	56
Depreciation and amortization expenses										190	187	85
Capital expenditures										273	386	272
Sales of natural gas, NGLS and condensate [Member]
Revenues
Total revenues										103	99	7
Gas gathering and processing [Member]
Revenues
Total revenues										264	274	17
Crude oil and water gathering [Member]
Revenues
Total revenues										133	123	66
Pass-thru and other revenue [Member]
Revenues
Total revenues										115	121	68
Gathering and Processing [Member]
Revenues
Total revenues										615	617	158
Operating Income (Loss)										218	217	49
Identifiable Assets
Total Assets		3,392				3,469				3,392	3,469
Depreciation and amortization expenses										107	111	15
Capital expenditures										119	228	160
Terminalling revenues [Member]
Revenues
Total revenues										480	377	333
Pipeline transportation revenues [Member]
Revenues
Total revenues										125	118	109
Terminalling and Transportation
Revenues
Total revenues										605	495	442
Operating Income (Loss)										296	203	149
Identifiable Assets
Total Assets		1,768				1,641				1,768	1,641
Depreciation and amortization expenses										83	76	70
Capital expenditures										154	158	112
Corporate, Non-Segment [Member]
Revenues
Unallocated general and administrative expenses										27	27	$ 34
Identifiable Assets
Total Assets	[1]	$ 700				$ 21				$ 700	$ 21

[1]	Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, which was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017.